CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Commitments: m-ac) (Details) m³ in Thousands, T in Millions, $ in Millions	1 Months Ended		12 Months Ended		108 Months Ended
	Mar. 31, 2017	Jun. 30, 2016 MW	Dec. 31, 2023 USD ($) m³ credit T	Dec. 31, 2006 distributor MW	Dec. 31, 2023 USD ($) m³ credit T	Feb. 13, 2019 USD ($)	Oct. 15, 2012
Usiminas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount			$ 139.7
24 Distributos (CCEAR)
Disclosure of contingent liabilities [line items]
Long-term contract for purchase of electric power, term				15 years
Number of distributors | distributor				24
Long-term contract for purchase of electric power, electrical demand | MW				200
Vale S.A. | Iron Ore, Pellets and Iron Ore Fines
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, total purchased volume | T			8.0
Primetals Technologies Brazil Ltda. | Maintenance Services
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount			$ 21.3
Air Liquide Brasil Ltda., AirSteel Ltda., White Martins Gases Industriais Ltda., White Martins Steel Ltda. and ThyssenKrupp MinEnergy GmbH | Industrial Gas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount			$ 170.2
GE Global Parts and Products GMBH, General Electric International Inc. and Alstom Energia Térmica e Indústria Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, period for maintenance services of turbines	20 years
Long-term purchase commitment, extension period for maintenance services of turbines			4 years
GE Global Parts and Products GMBH, General Electric International Inc. and Alstom Energia Térmica e Indústria Ltda. | Turbine Maintenance
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount			$ 176.9
Companhia Distribuidora de Gás do Rio de Janeiro
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum percentage of volume required			85.00%
Companhia Distribuidora de Gás do Rio de Janeiro | Natural Gas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount			$ 38.6
Long-term purchase commitment, renewal period			2 years
Long-term purchase commitment, volume | m³			61,300
LSI Logistica S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount			$ 1.4
Unicarbo Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount			49.6
Cemig S.A. | Usiminas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount			199.2
Cemig S.A. | Usiminas | Bottom of range
Disclosure of contingent liabilities [line items]
Long-term contract for purchase of electric power, electrical demand | MW		32
Cemig S.A. | Usiminas | Top of range
Disclosure of contingent liabilities [line items]
Long-term contract for purchase of electric power, electrical demand | MW		65.4
Engie S.A | Usiminas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount			55.1
Enel S.A | Usiminas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount			58.6
Canadian Solar S.A. | Usiminas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount			149.5
Comgas S.A | Usiminas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount			$ 53.8
Long-term contract for purchase of electric power, capacity | m³			240		240
Long-term contract for purchase of electric power, daily capacity deviation			0.05		0.05
Long-term contract for purchase of electric power, take or pay volume			0.80		0.80
Gasmig S.A. | Usiminas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount			$ 197.9
Long-term contract for purchase of electric power, capacity | m³			850		850
Long-term contract for purchase of electric power, daily capacity deviation			0.10		0.10
Long-term contract for purchase of electric power, take or pay volume			0.80		0.80
MBL Materiais Básicos Ltda. | Usiminas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount			$ 336.9
Long-term purchase commitment, term							30 years
MBL Materiais Básicos Ltda. | Iron Ore | Usiminas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum volume | T					3.6
Syndicated Loan | Techgen S.A. de C.V.
Disclosure of contingent liabilities [line items]
Original principal amount						$ 640.0
Borrowings outstanding			49.6		$ 49.6
Financial Guarantee | Syndicated Loan | Techgen S.A. de C.V.
Disclosure of contingent liabilities [line items]
Guarantor obligations, outstanding			$ 23.8		$ 23.8
Financial Guarantee | Syndicated Loan | Techgen S.A. de C.V.
Disclosure of contingent liabilities [line items]
Number of stand-by letters of credit | credit			2		2
Guarantor obligations, percentage			48.00%